Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Inventories

	12.31.2019	12.31.2018
Raw materials	499.2	897.6
Work in process	439.7	891.6
Spare parts	224.6	424.3
Finished goods (i)	106.0	146.4
Held by third parties	50.7	108.7
Inventory in transit	21.0	91.1
Consumption materials	24.2	48.3
Used aircraft (ii)	5.9	46.0
Advances to suppliers	29.6	31.4
Loss on adjustment to market value (iii)	(0.9)	(7.7)
Loss due to obsolescence (iv)	(95.6)	(170.7)

	1,304.4	2,507.0

Summary of Provision Recorded for Adjustment to Realizable Value
(iii)	Changes in the provision for adjustments to the realizable value of used aircraft were as follows:

	12.31.2019	12.31.2018	12.31.2017
Beginning balance	(7.7)	(17.2)	(19.9)
Additions	(5.2)	(8.8)	(8.2)
Disposals	11.2	18.3	10.9
Assets held for sale	0.8	—	—

Ending balance	(0.9)	(7.7)	(17.2)

Schedule of Inventories Provision for Obsolescence
(iv)	Changes in the provision for obsolescence were as follows:

	12.31.2019	12.31.2018	12.31.2017
Beginning balance	(170.7)	(153.2)	(138.1)
Additions	(50.3)	(59.8)	(48.7)
Disposals	29.8	41.5	37.0
Foreign exchange loss	0.9	0.8	(3.4)
Assets held for sale	94.7	—	—

Ending balance	(95.6)	(170.7)	(153.2)